FAIR VALUE MEASUREMENT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Unit price of each LED screen	$ 58
Weighted average cost of capital	17.00%
Long-term growth rate	3.00%
Risk-adjusted discount rate	7.50%